File No. 2-88816

811-3940

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre‑Effective Amendment No.                                          [__]

     Post‑Effective Amendment No.70                                  [X]

                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No.70                                            [X]

(Check appropriate box or boxes.)

STRATEGIC FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices)(Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

      X   immediately upon filing pursuant to paragraph (b)

     ----

           on (date)  pursuant to paragraph (b)

     ----

           60 days after filing pursuant to paragraph (a)(1)

     ----

           on (date)  pursuant to paragraph (a)(1)

     ----

           75 days after filing pursuant to paragraph (a)(2)

     ----

           on     (date)       pursuant to paragraph (a)(2) of Rule 485

     ----

If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     ----

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 17th day of May, 2011.

Strategic Funds, Inc.

BY:      /s/Bradley J. Skapyak*

____________________________

Bradley J. Skapyak, PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signatures                         Title                                 Date

__________________________     ______________________________                 __________

/s/Bradley J. Skapyak*               President                                 05/17/11

______________________________       (Principal Executive

Bradley J. Skapyak                   Officer)

/s/James Windels*                    Treasurer (Principal Financial            05/17/11

James Windels                        and AccountingOfficer)

/s/Joseph S. DiMartino*              Chairman of the Board                      05/17/11

__________________________________

Joseph S. DiMartino

/s/David W. Burke*                   Board Member                               05/17/11

_________________________________

David W. Burke

/s/William Hodding Carter III*       Board Member                               05/17/11

_________________________________

William Hodding Carter III

/s/Gordon J. Davis*                  Board Member                               05/17/11

_________________________________

Gordon J. Davis

/s/Joni Evans*                       Board Member                               05/17/11

__________________________________

Joni Evans

/s/Ehud Houminer*                    Board Member                               05/17/11

_________________________________

Ehud Houminer

/s/Richard C. Leone*                 Board Member                               05/17/11

________________________________

Richard C. Leone

/s/Hans C. Mautner*                  Board Member                               05/17/11

___________________________________

Hans C. Mautner

/s/Robin A. Melvin*                  Board Member                               05/17/11

___________________________________

Robin A. Melvin

/s/Burton N. Wallack*                Board Member                               05/17/11

__________________________________

Burton N. Wallack

/s/John E. Zuccotti*                 Board Member                               05/17/11

_________________________________

John E. Zuccotti

*BY:  /s/John B. Hammalian

      John B. Hammalian,

      Attorney-in-Fact

INDEX OF EXHIBITS

Exhibit-101.SCH	Taxonomy
Exhibit -101.INS	Instance Document
Exhibit – 101.CAL	Calculation Linkbase
Exhibit – 101.PRE	Presentation Linkbase
Exhibit – 101.DEF	Definition linkbase
Exhibit - 101.LAB	Label Linkbase